Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST
Entity Central Index Key	0001318342
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000078165 [Member]
Shareholder Report [Line Items]
Fund Name	Vaughan Nelson Emerging Markets Fund
Class Name	Institutional Class
Trading Symbol	ADVMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Vaughan Nelson Emerging Markets Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.im.natixis.com/en-us/products/mutual-funds/funds.vaughan-nelson-emerging-markets-fund.ADVMX.#literature. You can also request this information by contacting us at (888) 660-6610.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 660-6610
Additional Information Website	https://www.im.natixis.com/en-us/products/mutual-funds/funds.vaughan-nelson-emerging-markets-fund.ADVMX.#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vaughan Nelson Emerging Markets Fund (Institutional Class/ADVMX)	$109	1.03%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ended October 31, 2024, the Fund generated a return of 11.87% compared to the MSCI Emerging Markets Net benchmark of 25.31% and the MSCI Emerging Markets SMID Net benchmark return of 22.04%.
The Fund was impacted from lagging performance in Hong Kong and South Korea.  Specifically, our under ownership of internet and banks in China as well as non-AI tech companies in South Korea impacted overall fund performance.  In addition, our US listed energy positions and our stock selection in Mexico detracted from performance. On the positive side, the fund performed well in India driven by supportive stock selection.
TOP PERFORMANCE CONTRIBUTORS
- From a country perspective, India, Canada, Ireland, and Turkey were the top contributors.
- From a sector perspective, the top contributor was Health Care.
Top Position Contributors:
           1. Powertech Technology
           2. Lotes
           3. Aegis Logistics
TOP PERFORMANCE DETRACTORS
- From a country perspective, the biggest detractors were Hong Kong, South Korea, Taiwan, and the United States.
- From a sector perspective, the biggest detractors were Information Technology, Industrials, and Consumer Discretionary.
Top Position Detractors:
           1. Taiwan Semi
           2. Kosmos Energy
           3. Nanya Technology

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Vaughan Nelson Emerging Markets Fund (Institutional Class/ADVMX)	11.87%	5.37%	2.09%
MSCI Emerging Markets Index Net (USD)	25.31%	3.93%	3.43%
MSCI Emerging Markets SMID Cap Index Net (USD)	22.04%	7.42%	4.27%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Visit https://www.im.natixis.com/en-us/products/mutual-funds/funds.vaughan-nelson-emerging-markets-fund.ADVKX#performance_distributions for the most recent performance information.
Net Assets	$ 39,798,323
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 22,906
Investment Company Portfolio Turnover	117.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$39,798,323
Total number of portfolio holdings	44
Total advisory fees paid (net)	$22,906
Portfolio turnover rate as of the end of the reporting period	117%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	11.7%
Tongcheng Travel Holdings Ltd.	4.3%
Accton Technology Corp.	4.3%
Tencent Holdings Ltd.	4.0%
TechnipFMC PLC	3.1%
Grupo Mexico S.A.B. de C.V.	3.0%
Bilibili, Inc. - ADR	2.8%
Haitian International Holdings Ltd.	2.7%
PDD Holdings, Inc. - ADR	2.7%
Bank Negara Indonesia Persero Tbk P.T.	2.6%
Asset Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	11.7%
Tongcheng Travel Holdings Ltd.	4.3%
Accton Technology Corp.	4.3%
Tencent Holdings Ltd.	4.0%
TechnipFMC PLC	3.1%
Grupo Mexico S.A.B. de C.V.	3.0%
Bilibili, Inc. - ADR	2.8%
Haitian International Holdings Ltd.	2.7%
PDD Holdings, Inc. - ADR	2.7%
Bank Negara Indonesia Persero Tbk P.T.	2.6%

Material Fund Change [Text Block]
Material Fund Changes
As of March 1, 2024, the Fund was renamed to the Vaughan Nelson Emerging Markets Fund.  Prior to that period, the Fund was called Vaughan Nelson Emerging Markets Opportunities Fund.
Effective March 1, 2024 (the "Effective Date"), the Fund lowered its management fee from 0.95% to 0.85%.  As of the Effective Date, the Fund reduced the limit on the total annual fund operating expenses from 1.10% to 1.00% of the average daily net assets of the Fund's Institutional Class shares.
This is a summary of certain changes since November 1, 2023.  For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025, at https://www.im.natixis.com/en-us/products/mutual-funds.vaughan-nelson-international-fund.ADVJX#literature, or upon request at 1-888-660-6610.

Material Fund Change Name [Text Block]	As of March 1, 2024, the Fund was renamed to the Vaughan Nelson Emerging Markets Fund. Prior to that period, the Fund was called Vaughan Nelson Emerging Markets Opportunities Fund.
Material Fund Change Expenses [Text Block]
Effective March 1, 2024 (the "Effective Date"), the Fund lowered its management fee from 0.95% to 0.85%.  As of the Effective Date, the Fund reduced the limit on the total annual fund operating expenses from 1.10% to 1.00% of the average daily net assets of the Fund's Institutional Class shares.

Summary of Change Legend [Text Block]
This is a summary of certain changes since November 1, 2023.  For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025, at https://www.im.natixis.com/en-us/products/mutual-funds.vaughan-nelson-international-fund.ADVJX#literature, or upon request at 1-888-660-6610.

Updated Prospectus Phone Number	1-888-660-6610
Updated Prospectus Web Address	https://www.im.natixis.com/en-us/products/mutual-funds.vaughan-nelson-international-fund.ADVJX#literature
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000216360 [Member]
Shareholder Report [Line Items]
Fund Name	Vaughan Nelson Emerging Markets Fund
Class Name	Investor Class
Trading Symbol	ADVKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Vaughan Nelson Emerging Markets Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.im.natixis.com/en-us/products/mutual-funds/funds.vaughan-nelson-emerging-markets-fund.ADVMX.#literature. You can also request this information by contacting us at (888) 660-6610.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 660-6610
Additional Information Website	https://www.im.natixis.com/en-us/products/mutual-funds/funds.vaughan-nelson-emerging-markets-fund.ADVMX.#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vaughan Nelson Emerging Markets Fund (Investor Class/ADVKX)	$135	1.28%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
SUMMARY OF RESULTS
For the 12-month period ended October 31, 2024, the Fund generated a return of 11.60% compared to the MSCI Emerging Markets Net benchmark of 25.31% and the MSCI Emerging Markets SMID Net benchmark return of 22.04%.
The Fund was impacted from lagging performance in Hong Kong and South Korea.  Specifically, our under ownership of internet and banks in China as well as non-AI tech companies in South Korea impacted overall fund performance.  In addition, our US listed energy positions and our stock selection in Mexico detracted from performance. On the positive side, the fund performed well in India driven by supportive stock selection.
TOP PERFORMANCE CONTRIBUTORS
- From a country perspective, India, Canada, Ireland, and Turkey were the top contributors.
- From a sector perspective, the top contributor was Health Care.
Top Position Contributors:
           1. Powertech Technology
           2. Lotes
           3. Aegis Logistics
TOP PERFORMANCE DETRACTORS
- From a country perspective, the biggest detractors were Hong Kong, South Korea, Taiwan, and the United States.
- From a sector perspective, the biggest detractors were Information Technology, Industrials, and Consumer Discretionary.
Top Position Detractors:
     1. Taiwan Semi
     2. Kosmos Energy
     3. Nanya Technology

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Vaughan Nelson Emerging Markets Fund (Investor Class/ADVKX)[1]	11.60%	5.10%	1.83%
MSCI Emerging Markets Index Net (USD)	25.31%	3.93%	3.43%
MSCI Emerging Markets SMID Cap Index Net (USD)	22.04%	7.42%	4.27%
[1]
Investor Class shares were first offered on December 2, 2019.  The performance figures for Investor Class shares include the performance for the Institutional Class shares prior to December 2, 2019, adjusted for Investor Class shares' expenses, which are higher than expenses of Institutional Class shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Visit https://www.im.natixis.com/en-us/products/mutual-funds/funds.vaughan-nelson-emerging-markets-fund.ADVKX#performance_distributions for the most recent performance information.
Net Assets	$ 39,798,323
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 22,906
Investment Company Portfolio Turnover	117.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$39,798,323
Total number of portfolio holdings	44
Total advisory fees paid (net)	$22,906
Portfolio turnover rate as of the end of the reporting period	117%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	11.7%
Tongcheng Travel Holdings Ltd.	4.3%
Accton Technology Corp.	4.3%
Tencent Holdings Ltd.	4.0%
TechnipFMC PLC	3.1%
Grupo Mexico S.A.B. de C.V.	3.0%
Bilibili, Inc. - ADR	2.8%
Haitian International Holdings Ltd.	2.7%
PDD Holdings, Inc. - ADR	2.7%
Bank Negara Indonesia Persero Tbk P.T.	2.6%
Asset Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	11.7%
Tongcheng Travel Holdings Ltd.	4.3%
Accton Technology Corp.	4.3%
Tencent Holdings Ltd.	4.0%
TechnipFMC PLC	3.1%
Grupo Mexico S.A.B. de C.V.	3.0%
Bilibili, Inc. - ADR	2.8%
Haitian International Holdings Ltd.	2.7%
PDD Holdings, Inc. - ADR	2.7%
Bank Negara Indonesia Persero Tbk P.T.	2.6%

Material Fund Change [Text Block]
Material Fund Changes
As of March 1, 2024, the Fund was renamed to the Vaughan Nelson Emerging Markets Fund.  Prior to that period, the Fund was called Vaughan Nelson Emerging Markets Opportunities Fund.
Effective March 1, 2024 (the "Effective Date"), the Fund lowered its management fee from 0.95% to 0.85%.  As of the Effective Date, the Fund reduced the limit on the total annual fund operating expenses from 1.35% to 1.25% of the average daily net assets of the Fund's Investor Class shares.
This is a summary of certain changes since November 1, 2023.  For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025, at https://www.im.natixis.com/en-us/products/mutual-funds.vaughan-nelson-international-fund.ADVJX#literature, or upon request at 1-888-660-6610.

Material Fund Change Name [Text Block]	As of March 1, 2024, the Fund was renamed to the Vaughan Nelson Emerging Markets Fund. Prior to that period, the Fund was called Vaughan Nelson Emerging Markets Opportunities Fund.
Material Fund Change Expenses [Text Block]
Effective March 1, 2024 (the "Effective Date"), the Fund lowered its management fee from 0.95% to 0.85%.  As of the Effective Date, the Fund reduced the limit on the total annual fund operating expenses from 1.35% to 1.25% of the average daily net assets of the Fund's Investor Class shares.

Summary of Change Legend [Text Block]
This is a summary of certain changes since November 1, 2023.  For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025, at https://www.im.natixis.com/en-us/products/mutual-funds.vaughan-nelson-international-fund.ADVJX#literature, or upon request at 1-888-660-6610.

Updated Prospectus Phone Number	1-888-660-6610
Updated Prospectus Web Address	https://www.im.natixis.com/en-us/products/mutual-funds.vaughan-nelson-international-fund.ADVJX#literature
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000135917 [Member]
Shareholder Report [Line Items]
Fund Name	Vaughan Nelson International Fund
Class Name	Institutional Class
Trading Symbol	ADVLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Vaughan Nelson International Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.im.natixis.com/en-us/products/mutual-funds/funds.vaughan-nelson-international-fund.ADVJX#literature. You can also request this information by contacting us at (888) 660-6610.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 660-6610
Additional Information Website	https://www.im.natixis.com/en-us/products/mutual-funds/funds.vaughan-nelson-international-fund.ADVJX#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vaughan Nelson International Fund (Institutional Class/ADVLX)	$103	0.94%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ended October 31, 2024, the Fund generated a return of 19.70% compared to the MSCI All Country World Ex US Net benchmark of 24.33%.
The Fund was impacted from lagging performance in Germany,  South Korea, and Switzerland.  Overall stock selection detracted from performance while we had positive contribution from allocation effect. On the positive side, the Fund performed well in Hong Kong driven by supportive stock selection.
TOP PERFORMANCE CONTRIBUTORS
- From a country perspective, Hong Kong, Mexico, France, Sweden, and Denmark were the top contributors.
- From a sector perspective, the top contributors were Consumer Discretionary, Materials, Consumer Staples, and Financials.
Top Position Contributors:
1. Meituan
2. Carnival
3. Horiba
TOP PERFORMANCE DETRACTORS
- From a country perspective, the biggest detractors were Germany, South Korea, Switzerland, and Canada.
- From a sector perspective, the biggest detractors were Industrials, Health Care, Information Technology, and Energy.
Top Position Detractors:
1. Sartorius
2. Marlowe
3. Kosmos Energy

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Vaughan Nelson International Fund (Institutional Class/ADVLX)	19.70%	1.93%	3.44%
MSCI ACWI ex USA Index	24.33%	5.78%	4.79%
MSCI EAFE SMALL CAP Index Net (USD)	22.97%	4.10%	5.73%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2024
Net Assets	$ 26,634,391
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	205.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$26,634,391
Total number of portfolio holdings	24
Total advisory fees paid (net)	$0
Portfolio turnover rate as of the end of the reporting period	205%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Monolithic Power Systems, Inc.	7.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	6.7%
PDD Holdings, Inc. - ADR	6.2%
TechnipFMC PLC	5.2%
TFI International, Inc.	5.0%
Wise PLC - Class A	5.0%
Meituan - Class B	5.0%
Intermediate Capital Group PLC	4.9%
Shopify, Inc.	4.9%
UBS Group A.G.	4.8%
Asset Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Monolithic Power Systems, Inc.	7.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	6.7%
PDD Holdings, Inc. - ADR	6.2%
TechnipFMC PLC	5.2%
TFI International, Inc.	5.0%
Wise PLC - Class A	5.0%
Meituan - Class B	5.0%
Intermediate Capital Group PLC	4.9%
Shopify, Inc.	4.9%
UBS Group A.G.	4.8%

Material Fund Change [Text Block]
Material Fund Changes
As of March 1, 2024, the Fund was renamed to the Vaughan Nelson International Fund.  Prior to that period, the Fund was called Vaughan Nelson International Small Cap Fund.
Effective March 1, 2024, (the "Effective Date"), the Fund lowered its management fee from 0.85% to 0.75%.  As of the Effective Date, the Fund reduced the limit on the annual fund operating expenses from 0.99% to 0.89% of the average daily net assets of the Fund's Institutional Class shares.
This is a summary of certain changes since November 1, 2023.  For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025, at https://www.im.natixis.com/en-us/products/mutual-funds.vaughan-nelson-international-fund.ADVJX#literature, or upon request at 1-888-660-6610.

Material Fund Change Name [Text Block]	As of March 1, 2024, the Fund was renamed to the Vaughan Nelson International Fund. Prior to that period, the Fund was called Vaughan Nelson International Small Cap Fund.
Material Fund Change Expenses [Text Block]
Effective March 1, 2024, (the "Effective Date"), the Fund lowered its management fee from 0.85% to 0.75%.  As of the Effective Date, the Fund reduced the limit on the annual fund operating expenses from 0.99% to 0.89% of the average daily net assets of the Fund's Institutional Class shares.

Summary of Change Legend [Text Block]
This is a summary of certain changes since November 1, 2023.  For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025, at https://www.im.natixis.com/en-us/products/mutual-funds.vaughan-nelson-international-fund.ADVJX#literature, or upon request at 1-888-660-6610.

Updated Prospectus Phone Number	1-888-660-6610
Updated Prospectus Web Address	https://www.im.natixis.com/en-us/products/mutual-funds.vaughan-nelson-international-fund.ADVJX#literature
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000216361 [Member]
Shareholder Report [Line Items]
Fund Name	Vaughan Nelson International Fund
Class Name	Investor Class
Trading Symbol	ADVJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Vaughan Nelson International Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.im.natixis.com/en-us/products/mutual-funds/funds.vaughan-nelson-international-fund.ADVJX#literature. You can also request this information by contacting us at (888) 660-6610.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 660-6610
Additional Information Website	https://www.im.natixis.com/en-us/products/mutual-funds/funds.vaughan-nelson-international-fund.ADVJX#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vaughan Nelson International Fund (Investor Class/ADVJX)	$131	1.19%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ended October 31, 2024, the Fund generated a return of 19.44% compared to the MSCI All Country World Ex US Net benchmark of 24.33%.
The Fund was impacted from lagging performance in Germany, South Korea, and Switzerland.  Overall stock selection detracted from performance while we had positive contribution from allocation effect.  On the positive side, the fund performed well in Hong Kong driven by supportive stock selection.
TOP PERFORMANCE CONTRIBUTORS
- From a country perspective, Hong Kong, Mexico, France, Sweden, and Denmark were the top contributors.
- From a sector perspective, the top contributors were Consumer Discretionary, Materials, Consumer Staples, and Financials.
Top Position Contributors:
1. Meituan
2. Carnival
3. Horiba
TOP PERFORMANCE DETRACTORS
- From a country perspective, the biggest detractors were Germany, South Korea, Switzerland, and Canada.
- From a sector perspective, the biggest detractors were Industrials, Health Care, Information Technology, and Energy.
Top Position Detractors:
1. Sartorius
2. Marlowe
3. Kosmos Energy

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Vaughan Nelson International Fund (Investor Class/ADVJX)[1]	19.44%	1.67%	3.18%
MSCI ACWI ex USA Index	24.33%	5.78%	4.79%
MSCI EAFE SMALL CAP Index Net (USD)	22.97%	4.10%	5.73%
[1]
Investor Class shares were first offered on December 2, 2019.  The performance figures for Investor Class shares include the performance for the Institutional Class shares prior to December 2, 2019, adjusted for Investor Class shares' expenses, which are higher than expenses of Institutional Class shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2024
Net Assets	$ 26,634,391
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	205.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$26,634,391
Total number of portfolio holdings	24
Total advisory fees paid (net)	$0
Portfolio turnover rate as of the end of the reporting period	205%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Monolithic Power Systems, Inc.	7.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	6.7%
PDD Holdings, Inc. - ADR	6.2%
TechnipFMC PLC	5.2%
TFI International, Inc.	5.0%
Wise PLC - Class A	5.0%
Meituan - Class B	5.0%
Intermediate Capital Group PLC	4.9%
Shopify, Inc.	4.9%
UBS Group A.G.	4.8%
Asset Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Monolithic Power Systems, Inc.	7.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	6.7%
PDD Holdings, Inc. - ADR	6.2%
TechnipFMC PLC	5.2%
TFI International, Inc.	5.0%
Wise PLC - Class A	5.0%
Meituan - Class B	5.0%
Intermediate Capital Group PLC	4.9%
Shopify, Inc.	4.9%
UBS Group A.G.	4.8%

Material Fund Change [Text Block]
Material Fund Changes
As of March 1, 2024, the Fund was renamed to the Vaughan Nelson International Fund.  Prior to that period, the Fund was called Vaughan Nelson International Small Cap Fund.
Effective March 1, 2024, (the "Effective Date"), the Fund lowered its management fee from 0.85% to 0.75%.  As of the Effective Date, the Fund reduced the limit on the total annual fund operating expenses from 1.24% to 1.14% of the average daily net assets of the Fund's Investor Class shares.
This is a summary of certain changes since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025, at https://www.im.natixis.com/en-us/products/mutual-funds/funds.vaughan-nelson-international-fund.ADVJX#literature , or upon request at 1-888-660-6610.

Material Fund Change Name [Text Block]	As of March 1, 2024, the Fund was renamed to the Vaughan Nelson International Fund. Prior to that period, the Fund was called Vaughan Nelson International Small Cap Fund.
Material Fund Change Expenses [Text Block]
Effective March 1, 2024, (the "Effective Date"), the Fund lowered its management fee from 0.85% to 0.75%.  As of the Effective Date, the Fund reduced the limit on the total annual fund operating expenses from 1.24% to 1.14% of the average daily net assets of the Fund's Investor Class shares.

Summary of Change Legend [Text Block]
This is a summary of certain changes since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025, at https://www.im.natixis.com/en-us/products/mutual-funds/funds.vaughan-nelson-international-fund.ADVJX#literature , or upon request at 1-888-660-6610.

Updated Prospectus Phone Number	1-888-660-6610
Updated Prospectus Web Address	https://www.im.natixis.com/en-us/products/mutual-funds/funds.vaughan-nelson-international-fund.ADVJX#literature
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.